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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza, 2nd Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marianne Laiosa
         -------------------------------
Title:   CFO, CCO
         -------------------------------
Phone:   617-956-3890
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Marianne Laiosa              Boston, MA         11/11/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 54
                                        --------------------

Form 13F Information Table Value Total: 91,633
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

COLUMN 1                                COLUMN 2         COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
NAME OF ISSUER                          TITLE OF CLASS      CUSIP   VALUE   SHS OR  SH / PUT / INVESTMENT  OTHER   VOTING AUTHORITY
                                                                  (X$1000)  PRN AMT PRN  CALL  DISCRETION MANAGERS SOLE SHARED NONE
AVX CORP NEW COM STK                               COM    2444107     566    47,465  SH        SOLE         47,465        0      0
ABAXIS INC COM STK                                 COM    2567105   2,916   109,000  SH        SOLE        109,000        0      0
AGILENT TECHNOLOGIES INC COM STK                   COM  00846U101     835    30,000  SH        SOLE         30,000        0      0
ALEXION PHARMACEUTICALS INC COM STK                COM   15351109 1826.00    41,000  SH        SOLE         41,000        0      0
AMYLIN PHARMACEUTICALS INC COM STK                 COM   32346108   1,172    85,600  SH        SOLE         85,600        0      0
APPLE INC COM STK                                  COM   37833100   1,854    10,000  SH        SOLE         10,000        0      0
ASHLAND INC COM STK                                COM   4.42E+07     951    22,000  SH        SOLE         22,000        0      0
BECKMAN COULTER INC COM STK                        COM   75811109   1,841    26,700  SH        SOLE         26,700        0      0
BROADCOM CORP CL A COM STK                        CL A  111320107     614    20,000  SH        SOLE         20,000        0      0
CAVIUM NETWORKS INC COM                            COM  14965A101     543    25,300  SH        SOLE         25,300        0      0
CERUS CORP COM STK                                 COM  157085101   1,267   578,621  SH        SOLE        578,621        0      0
CHICOS FAS INC COM STK                             COM  168615102   2,197   169,000  SH        SOLE        169,000        0      0
CITI TRENDS INC COM STK                            COM  17306X102   1,480    52,000  SH        SOLE         52,000        0      0
CITRIX SYS INC COM STK                             COM  177376100   1,295    33,000  SH        SOLE         33,000        0      0
COLDWATER CREEK INC COM STK                        COM  193068103   1,804   220,000  SH        SOLE        220,000        0      0
CREE INC COM STK                                   COM  225447101   2,775    75,500  SH        SOLE         75,500        0      0
CURIS INC COM STK                                  COM  231269101   2,579 1,102,306  SH        SOLE      1,102,306        0      0
DENDREON CORP COM STK                              COM  24823Q107   2,071    74,000  SH        SOLE         74,000        0      0
DYAX CORP COM STK                                  COM  2.67E+107     359   100,000  SH        SOLE        100,000        0      0
F5 NETWORKS INC COM STK                            COM  315616102   1,704    43,000  SH        SOLE         43,000        0      0
GAP INC COM STK                                    COM  364760108   1,284    60,000  SH        SOLE         60,000        0      0
GUESS INC COM STK                                  COM  401617105   1,408    38,000  SH        SOLE         38,000        0      0
INFORMATICA CORP COM STK                           COM  45666Q102   1,806    80,000  SH        SOLE         80,000        0      0
INTEGRATED DEVICE TECHNOLOGY INC                   COM  458118106   2,501   370,000  SH        SOLE        370,000        0      0
INTERNATIONAL FLAVORS & FRAGRA COM STK             COM  459506101   1,138    30,000  SH        SOLE         30,000        0      0
INVERNESS MED INNOVATIONS INC COM STK              COM  46126P106   2,246    58,000  SH        SOLE         58,000        0      0
JAVELIN PHARMA                                     COM  471894105     585   300,000  SH        SOLE        300,000        0      0
KOHLS CORP COM STK                                 COM  500255104   2,225    39,000  SH        SOLE         39,000        0      0
LINCOLN EDUCATIONAL SERVICES C COM STK             COM  533535100      23     1,000  SH        SOLE          1,000        0      0
NOKIA CORP ADR                           SPONSORED ADR  654902204   2,632   180,000  SH        SOLE        180,000        0      0
NOVELL INC COM STK                                 COM  670006105     338    75,000  SH        SOLE         75,000        0      0
OMNIVISION TECHNOLOGIES INC COM STK                COM  682128103   2,592   159,200  SH        SOLE        159,200        0      0
PMC-SIERRA INC COM STK                             COM  69344F106   2,188   228,857  SH        SOLE        228,857        0      0
ULTRASHORT SEMICONDUCTORS PR          PSHS SEMICONDUCT  74347R545   2,525   110,000  SH        SOLE        110,000        0      0
ULTRASHORT RUSSELL2000 PROSHARE       PSHS ULSHRUS2000  74347R834   4,304   150,000  SH        SOLE        150,000        0      0
ULTRASHORT QQQ PROSHARES              PSHS ULTSHRT QQQ  74347R875   4,030   175,000  SH        SOLE        175,000        0      0
PROSHARES TR ULTRASHTSP500            PSHS ULSHT SP500  74347R883   8,078   200,000  SH        SOLE        200,000        0      0
ROSS STORES COM                                    COM  778296103   1,672    35,000  SH        SOLE         35,000        0      0
SANDISK CORP COM STK                               COM  80004C101   1,226    56,500  SH        SOLE         56,500        0      0
SILICON LABORATORIES INC COM STK                   COM  826919102   1,757    37,900  SH        SOLE         37,900        0      0
SKECHERS U S A INC CL A COM STK                   CL A  830566105   3,161   184,400  SH        SOLE        184,400        0      0
STAGE STORES INC COM STK                       COM NEW  85254C305     881    68,000  SH        SOLE         68,000        0      0
TRIQUINT SEMICONDUCTOR INC COM STK                 COM  89674K103   1,832   237,300  SH        SOLE        237,300        0      0
UAL CORP COM STK                               COM NEW  902549807   3,257   353,299  SH        SOLE        353,299        0      0
VALEANT PHARMACEUTICALS INTL COM                   COM  91911X104   2,596    92,500  SH        SOLE         92,500        0      0
VALSPAR CORP COM STK                               COM  920355104     880    32,000  SH        SOLE         32,000        0      0
WESTERN DIGITAL CORP COM STK                       COM  958102105   1,078    29,500  SH        SOLE         29,500        0      0
PUT - UA 100@22 1/2 EXP 10/17/2009                CL A  904311107   1,670    60,000  SH PUT    SOLE         60,000        0      0
PUT - BIU 100 @ 10 EXP 10/17/2009                  COM  09058V103   1,071   130,000  SH PUT    SOLE        130,000        0      0
BIOSANTE PHARMACE WRNT TO PRCHSE COM               COM   90994971       -    30,000  SH        SOLE         30,000        0      0
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